Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205 TWRakestraw@StateStreet.com

December 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses for the following Trust funds, each dated December 1, 2015, do not differ from those contained in Post-Effective Amendment No. 1,538 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 24, 2015:

  iShares China Large-Cap ETF
  iShares Core MSCI EAFE ETF
  iShares Core MSCI Europe ETF
  iShares Core MSCI Pacific ETF
  iShares Core MSCI Total International Stock ETF
  iShares Currency Hedged MSCI ACWI ETF
  iShares Currency Hedged MSCI ACWI ex U.S. ETF
  iShares Currency Hedged MSCI EAFE ETF
  iShares Currency Hedged MSCI EAFE Small-Cap ETF
  iShares Exponential Technologies ETF
  iShares FactorSelect MSCI Global ETF
  iShares FactorSelect MSCI International ETF
  iShares FactorSelect MSCI Intl Small-Cap ETF
  iShares FactorSelect MSCI USA ETF
  iShares FactorSelect MSCI USA Small-Cap ETF
  iShares MSCI ACWI ETF
  iShares MSCI ACWI ex U.S. ETF
  iShares MSCI ACWI Low Carbon Target ETF
  iShares MSCI All Country Asia ex Japan ETF
  iShares MSCI Asia ex Japan Minimum Volatility ETF

  iShares MSCI China A ETF
  iShares MSCI EAFE ETF
  iShares MSCI EAFE Growth ETF
  iShares MSCI EAFE Small-Cap ETF
  iShares MSCI EAFE Value ETF
  iShares MSCI Europe Financials ETF
  iShares MSCI Europe Minimum Volatility ETF
  iShares MSCI Europe Small-Cap ETF
  iShares MSCI International Developed Momentum Factor ETF
  iShares MSCI International Developed Quality Factor ETF
  iShares MSCI International Developed Size Factor ETF
  iShares MSCI International Developed Value Factor ETF
  iShares MSCI Japan Minimum Volatility ETF
  iShares MSCI Kokusai ETF
  iShares MSCI UAE Capped ETF
  iShares MSCI USA Minimum Volatility ETF
  iShares MSCI USA Momentum Factor ETF
  iShares MSCI USA Quality Factor ETF
  iShares MSCI USA Size Factor ETF
  iShares MSCI USA Value Factor ETF
  iShares North American Natural Resources ETF
  iShares North American Tech ETF
  iShares North American Tech-Multimedia Networking ETF
  iShares North American Tech-Software ETF
  iShares PHLX Semiconductor ETF
  iShares U.S. CapEx ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.